Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 19,138,205	$ 15,699,562
Restricted cash	19,950
Short-term investments	14,531,930	12,952,597
Accounts receivable, net	75,346	5,748
Advances to suppliers, net	198,401	37,790
Prepayments and other current assets, net	146,385	103,519
Total current assets	34,110,217	28,799,216
NON-CURRENT ASSETS
Property, plant and equipment, net	2,398,192	2,363,989
Operating lease right-of-use assets	3,787,265	2,175,456
Total non-current assets	6,185,457	4,539,445
Total assets	40,295,674	33,338,661
CURRENT LIABILITIES:
Accounts payable	90,006	122,251
Deferred lease revenue	255,383	183,173
Bank overdrafts		73,105
Taxes payable	11,215	14,681
Operating lease liabilities, current	921,524	486,121
Other current liabilities	5,135,539	2,859,061
Total current liabilities	6,713,667	4,200,435
NON-CURRENT LIABILITIES:
Operating lease liabilities, non-current	2,860,197	1,738,371
Total liabilities	9,573,864	5,938,806
SHAREHOLDERS’ EQUITY:
Common shares ($0.02 par value; 50,000,000 shares authorized; 10,323,268 shares issued and outstanding at December 31, 2025 and 2024)	206,465	206,465
Additional paid-in capital	51,129,439	51,129,439
Accumulated deficit	(20,620,053)	(23,937,478)
Accumulated other comprehensive loss	(72,820)	(95,784)
Total TDH Holdings, Inc. shareholders’ equity	30,643,031	27,302,642
Non-controlling interest	78,779	97,213
Total shareholders’ equity	30,721,810	27,399,855
Total liabilities and shareholders’ equity	40,295,674	33,338,661
Related Party
CURRENT LIABILITIES:
Short-term loans - related parties		261,725
Due to related parties	$ 300,000	$ 200,318